OTHER ASSETS - Rollforward of Remediation Trust Funds (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Assets [Abstract]
Beginning balance	CAD 106.5	CAD 79.6
Contributions	14.0	26.9
Remediation expenditures	6.6	(0.9)
Investment income	3.1	3.2
Unrealized gain (loss)	(0.6)	(2.3)
Dispositions	(4.8)
Ending balance	CAD 111.6	CAD 106.5